TCW/DW TOTAL RETURN TRUST      Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1999


DEAR SHAREHOLDER:

During the six-month period ended January 31, 1999, the equity markets continued to take investors on a wild ride. After soaring to a record high of 9338 in July 1998, the Dow plunged nearly 1,800 points by the end of August. Several factors combined to drag down the prices of stocks, including a slowdown in profits growth, the persistent Asian contagion, Russia's debt default and devaluation of the ruble, the worsening White House scandal and the near collapse of a major hedge fund. Fortunately, the steadying influence of the Goldilocks economy -- featuring economic expansion with low inflation -- pulled the market out of its summer slump and propelled it toward new highs in mid-January.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 1999, TCW/DW Total Return Trust's Class B shares posted a total return of 12.85 percent compared to returns of
5.30 percent for the Lipper Growth and Income Funds Index and 15.03 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index. For the same period the Fund's Class A, C and D shares returned 13.19 percent, 12.81 percent and 13.34 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

Currently, the Fund's portfolio is invested entirely in equities -- there are no bond holdings at this time. TCW Funds Management Inc., the Fund's adviser, looks for companies with attractive growth rates, improving returns on invested capital and attractive valuations. Specific industries that the Fund is focused on are technology, aerospace, financial services, pharmaceuticals and energy.

Among the Fund's technology holdings are Microsoft, Intel, Cisco Systems, Motorola, Dell, Texas Instruments and Applied Materials. The demand for technology stocks continues to expand due to improving productivity and the rapid growth of the Internet. TCW believes that better technology products at lower prices will accelerate the industry growth rate.

TCW/DW TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

The aerospace and defense companies in the Fund's portfolio include Boeing, Hexcel, Wyman Gordon and Raytheon. In addition, U.S. defense spending is increasing for the first time in a decade. Concerns about Asia have hurt aerospace stocks over the past twelve months, but these economies are starting to improve. At current prices, TCW believes these stocks are undervalued.

The Fund's financial services holdings include IndyMac Mortgage Holdings, Merrill Lynch, Citigroup, Bank of America, Wells Fargo, American International Group, Marsh & McLennan and J.P. Morgan. An increasing savings rate in the United States is stimulating demand for insurance and investment products. Technology is lowering the cost of managing and distributing consumer financial products such as credit cards, home mortgage loans and mutual funds. As a result, the consumer benefits from better services at lower cost. TCW believes that this trend will lead to more rapid industry growth.

The pharmaceutical companies held in the Fund's portfolio include Johnson & Johnson, Merck, Schering-Plough, Lilly Eli and Warner-Lambert. The industry is benefiting from the aging of the baby boomers and new product growth. TCW expects that these stocks should do well in either a strong or a weak economy.

Energy prices have declined sharply over the past twelve months. The valuation levels for many oil companies are at 10-year lows. However, oil prices are likely to recover sometime during 1999 as crude oil supply and demand come into balance. In anticipation of this scenario, TCW has increased the Fund's positions in Exxon, Royal Dutch, Chevron, Baker Hughes and Halliburton.


LOOKING AHEAD

We believe that the deflationary trend of the Asian and emerging-market economies is likely to help keep inflation in check in the United States well into 1999. It is possible that the Federal Reserve will lower interest rates again in 1999 as continued world economic turmoil curtails the economic growth of our Latin American neighbors. However, should our economy show signs of inordinately strong growth coupled with an unacceptably high level of inflation, the central bank might feel the need to reassess its stance on monetary policy. Regardless, TCW believes that the outlook for the U.S. is encouraging.

TCW/DW TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

We appreciate your ongoing support of TCW/DW Total Return Trust and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board



TRUSTEES RECOMMEND FUND CONVERSION TO
MORGAN STANLEY DEAN WITTER FUND


On February 25, 1999, the Board of Trustees for the Fund, acting on a proposal in connection with an overall consolidation of the TCW/DW Family of Funds and the Morgan Stanley Dean Witter Family of Funds, recommended that

 o Morgan Stanley Dean Witter Advisors Inc. (MSDW Advisors), the parent company of Morgan Stanley Dean Witter Services Company, the Fund's current manager, serve as the Fund's new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval at a special meeting expected to be held in June 1999. Under the new investment management agreement, the advisory fee rates that MSDW Advisors would charge would be 0.75% of average daily net assets. This fee rate is identical to the total aggregate fee rate now in effect under the current management and advisory agreements.

 o A new subadvisory agreement between MSDW Advisors and TCW Funds Management, Inc. (TCW) be submitted to shareholders at the same special meeting. TCW is a wholly owned subsidiary of The TCW Group, Inc., and currently serves as the Fund's adviser. In return for the services that TCW would render under the new sub-advisory agreement, MSDW Advisors would pay TCW monthly compensation equal to 40 percent of the compensation it receives under the new investment management agreement.

It was also voted that the Fund's name be changed from TCW/DW Total Return Trust to Morgan Stanley Dean Witter Total Return Trust upon the effectiveness of the aforementioned proposals.

TCW/DW TOTAL RETURN TRUST
LETTER TO THE SHAREHOLDERS January 31, 1999, continued

The Trustees also nominated for election or reelection, as appropriate, the following eight nominees to the Fund's Board of Trustees: Michael Bozic, Charles A. Fiumefreddo, Edwin Jacob (Jake) Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder. Messrs. Fiumefreddo, Johnson, Nugent and Schroeder currently serve as Trustees of the Fund and, with the exception of Mr. Schroeder, were previously elected by shareholders. Messrs. Bozic, Garn, Hedien and Purcell currently hold directorships or trusteeships with 84 other investment companies for which MSDW Advisors serves as investment manager or investment advisor.

A proxy statement formally detailing this proposal and the reasons for the Trustees' action has been distributed to shareholders of the Fund, who were shareholders on March 12, 1999.

TCW/DW TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited)




    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                 ------------------
                    COMMON STOCKS (99.8%)
                    Aerospace (7.4%)
143,900             Boeing Co. ................................   $  4,973,544
387,700             Hexcel Corp.* .............................      3,586,225
 71,600             Lockheed Martin Corp. .....................      2,523,900
 26,700             Northrop Grumman Corp. ....................      1,521,900
  3,200             Sundstrand Corp. ..........................        142,400
                                                                  ------------
                                                                    12,747,969
                                                                  ------------
                    Air Freight/Delivery Services (1.4%)
 28,900             FDX Corp.* ................................      2,360,769
                                                                  ------------
                    Beverages -- Non-Alcoholic (1.0%)
  2,000             Coca Cola Co. .............................        130,875
 41,750             PepsiCo, Inc. .............................      1,630,859
                                                                  ------------
                                                                     1,761,734
                                                                  ------------
                    Books/Magazines (1.0%)
 27,400             Time Warner, Inc. .........................      1,712,500
                                                                  ------------
                    Building Products (2.1%)
 95,100             Fort James Corp. ..........................      3,411,712
  1,700             Procter & Gamble Co. ......................        154,487
                                                                  ------------
                                                                     3,566,199
                                                                  ------------
                    Casino/Gambling (2.3%)
272,900             Mirage Resorts, Inc.* .....................      3,905,881
                                                                  ------------
                    Cellular Telephone (2.1%)
 39,900             AT&T Corp. ................................      3,620,925
                                                                  ------------
                    Computer Communications (3.6%)
 55,575             Cisco Systems, Inc.* ......................      6,207,033
                                                                  ------------
                    Computer Hardware (3.3%)
 56,600             Dell Computer Corp.* ......................      5,660,000
                                                                  ------------
                    Computer Software (4.2%)
 41,500             Microsoft Corp.* ..........................      7,259,906
                                                                  ------------
                    Department Stores (2.6%)
 51,700             Wal-Mart Stores, Inc. .....................      4,446,200
                                                                  ------------
                    Diversified Commercial
                    Services (1.0%)
 75,400             Sodexho Marriott Services, Inc.* ..........      1,677,650
                                                                  ------------
                    Diversified Financial Services (1.6%)
 38,000             Citigroup Inc. ............................      2,130,375
  6,500             Morgan (J.P.) & Co., Inc. .................        685,750
                                                                  ------------
                                                                     2,816,125
                                                                  ------------


    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                 ------------------
                    Electrical Products (2.9%)
  1,000             Honeywell, Inc. ...........................   $     65,187
567,700             Wyman-Gordon Co.* .........................      4,860,931
                                                                  ------------
                                                                     4,926,118
                                                                  ------------
                    Electronics (9.3%)
 36,200             General Electric Co. ......................      3,796,475
 87,500             Motorola, Inc. ............................      6,321,875
 10,200             Raytheon Co. (Class B) ....................        570,562
 53,800             Texas Instruments, Inc. ...................      5,319,475
                                                                  ------------
                                                                    16,008,387
                                                                  ------------
                    Energy (2.1%)
218,100             Baker Hughes, Inc. ........................      3,680,437
                                                                  ------------
                    Finance Companies (1.7%)
 13,500             Fannie Mae ................................        983,812
 32,000             Freddie Mac ...............................      1,984,000
                                                                  ------------
                                                                     2,967,812
                                                                  ------------
                    Financial Services (0.5%)
  8,000             American Express Co. ......................        823,000
                                                                  ------------
                    Insurance (2.6%)
 23,750             American International Group,
                    Inc. ......................................      2,444,766
 35,700             Hartford Life, Inc. (Class A) .............      2,012,588
                                                                  ------------
                                                                     4,457,354
                                                                  ------------
                    Integrated Oil Companies (7.4%)
 29,600             Chevron Corp. .............................      2,212,600
 72,100             Exxon Corp. ...............................      5,078,544
 69,600             Royal Dutch Petroleum Co. (ADR)
                    (Netherlands) .............................      2,788,350
 55,000             Texaco, Inc. ..............................      2,605,625
                                                                  ------------
                                                                    12,685,119
                                                                  ------------
                    Investment Bankers/Brokers/
                    Services (3.5%)
 25,100             Marsh & McLennan Companies,
                    Inc. ......................................      1,578,163
 57,800             Merrill Lynch & Co., Inc. .................      4,392,800
                                                                  ------------
                                                                     5,970,963
                                                                  ------------
                    Major Banks (2.3%)
 10,410             BankAmerica Corp. .........................        696,169
 95,000             Wells Fargo & Co. .........................      3,319,063
                                                                  ------------
                                                                     4,015,232
                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued


 NUMBER OF
  SHARES                                                    VALUE
----------                                             ---------------
             Major Pharmaceuticals (7.7%)
  8,700      Johnson & Johnson .....................   $    739,500
 54,800      Lilly (Eli) & Co. .....................      5,134,075
 18,000      Merck & Co., Inc. .....................      2,641,500
 59,800      Schering-Plough Corp. .................      3,259,100
 18,800      Warner-Lambert Co. ....................      1,357,125
                                                       ------------
                                                         13,131,300
                                                       ------------
             Major U.S. Telecommunications (1.9%)
 24,200      GTE Corp. .............................      1,633,500
 29,400      SBC Communications, Inc. ..............      1,587,600
                                                       ------------
                                                          3,221,100
                                                       ------------
             Movies/Entertainment (0.7%)
 38,200      Walt Disney Co. .......................      1,260,600
                                                       ------------
             Oil & Gas Production (1.0%)
135,000      Nabors Industries, Inc.* ..............      1,687,500
                                                       ------------
             Oilfield Services/Equipment (1.7%)
 99,700      Halliburton Co. .......................      2,959,844
                                                       ------------
             Real Estate Investment Trust (2.1%)
300,600      Indymac Mortgage Holdings, Inc.........      3,625,988
                                                       ------------
             Restaurants (5.5%)
 56,400      McDonald's Corp. ......................      4,445,025
102,710      Tricon Global Restaurants, Inc.* ......      4,885,144
                                                       ------------
                                                          9,330,169
                                                       ------------
             Retail (0.2%)
  6,720      Fred Meyer, Inc.* .....................        420,000
                                                       ------------
             Semiconductors (7.9%)
122,200      Applied Materials, Inc.* ..............      7,713,875
 40,900      Intel Corp. ...........................      5,759,231
                                                       ------------
                                                         13,473,106
                                                       ------------
             Supermarkets (2.8%)
 79,800      Albertson's, Inc. .....................      4,867,800
                                                       ------------
             Wholesale Distributor (2.4%)
147,400      Supervalu, Inc. .......................      4,044,288
                                                       ------------
             TOTAL COMMON STOCKS
             (Identified Cost $136,544,805).........    171,299,008
                                                       ------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                 VALUE
-----------                                          ----------------
              SHORT-TERM INVESTMENT (0.3%)
              REPURCHASE AGREEMENT
 $    482     The Bank of New York 4.6875%
              due 02/01/99 (dated 01/29/99;
              proceeds $482,284) (a)
              (Identified Cost $482,096)..........   $     482,096
                                                     -------------


TOTAL INVESTMENTS
(Identified Cost $137,026,901) (b).....       100.1%      171,781,104
LIABILITIES IN EXCESS OF OTHER
ASSETS ................................        (0.1)         (207,391)
                                              -----       -----------
NET ASSETS ............................       100.0%     $171,573,713
                                              =====      ============

--------------------------------
*        Non-income producing security.
(a) Collateralized by $484,833 U.S. Treasury Note 4.75% due 11/15/08 valued at $491,737.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $45,473,855 and the aggregate gross unrealized depreciation is $10,719,652, resulting in net unrealized appreciation of $34,754,203.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
  (identified cost $137,026,901)..................................  $171,781,104
Receivable for:
   Investment sold ...............................................     2,442,656
   Shares of beneficial interest sold ............................       352,729
   Dividends .....................................................       108,992
Deferred organizational expenses .................................        25,221
Prepaid expenses and other assets ................................        70,386
                                                                    ------------
   TOTAL ASSETS ..................................................   174,781,088
                                                                    ------------
LIABILITIES:
Payable for:
   Investments purchased .........................................     2,787,730
   Shares of beneficial interest repurchased .....................       155,017
   Plan of distribution fee ......................................       118,171
   Management fee ................................................        64,525
   Investment advisory fee .......................................        43,016
Accrued expenses and other payables ..............................        38,916
                                                                    ------------
   TOTAL LIABILITIES .............................................     3,207,375
                                                                    ------------
   NET ASSETS ....................................................  $171,573,713
                                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..................................................  $126,771,841
Net unrealized appreciation ......................................    34,754,203
Accumulated net investment loss ..................................      (689,415)
Accumulated undistributed net realized gain ......................    10,737,084
                                                                    ------------
   NET ASSETS ....................................................  $171,573,713
                                                                    ============
CLASS A SHARES:
Net Assets .......................................................  $  1,959,070
Shares Outstanding (unlimited authorized, $.01 par value).........       108,362
   NET ASSET VALUE PER SHARE .....................................  $      18.08
                                                                    ============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) .............  $      19.08
                                                                    ============
CLASS B SHARES:
Net Assets .......................................................  $168,835,300
Shares Outstanding (unlimited authorized, $.01 par value).........     9,432,806
   NET ASSET VALUE PER SHARE .....................................  $      17.90
                                                                    ============
CLASS C SHARES:
Net Assets .......................................................  $    766,542
Shares Outstanding (unlimited authorized, $.01 par value).........        42,902
   NET ASSET VALUE PER SHARE .....................................  $      17.87
                                                                    ============
CLASS D SHARES:
Net Assets .......................................................  $     12,801
Shares Outstanding (unlimited authorized, $.01 par value).........           705
   NET ASSET VALUE PER SHARE .....................................  $      18.16
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended January 31, 1999 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $3,451 foreign withholding tax).........   $    734,829
Interest .................................................         45,961
                                                             ------------
   TOTAL INCOME ..........................................        780,790
                                                             ------------
EXPENSES
Plan of distribution fee (Class A shares) ................          1,791
Plan of distribution fee (Class B shares) ................        681,784
Plan of distribution fee (Class C shares) ................          3,459
Management fee ...........................................        344,492
Investment advisory fee ..................................        229,662
Transfer agent fees and expenses .........................         80,065
Registration fees ........................................         35,261
Professional fees ........................................         25,620
Shareholder reports and notices ..........................         24,990
Trustees' fees and expenses ..............................         17,379
Organizational expenses ..................................         15,282
Custodian fees ...........................................          8,276
Other ....................................................          5,227
                                                             ------------
   TOTAL EXPENSES ........................................      1,473,288
                                                             ------------
   NET INVESTMENT LOSS ...................................       (692,498)
                                                             ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain ........................................     11,099,338
Net change in unrealized appreciation ....................      8,861,395
                                                             ------------
   NET GAIN ..............................................     19,960,733
                                                             ------------
NET INCREASE .............................................   $ 19,268,235
                                                             ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                             FOR THE SIX      FOR THE YEAR
                                                            MONTHS ENDED          ENDED
                                                          JANUARY 31, 1999    JULY 31, 1998
                                                         ------------------ ----------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ....................................    $   (692,498)     $   (717,671)
Net realized gain ......................................      11,099,338        10,549,425
Net change in unrealized appreciation ..................       8,861,395         1,702,988
                                                            ------------      ------------
   NET INCREASE ........................................      19,268,235        11,534,742
                                                            ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .........................................         (78,538)           (7,061)
Class B shares .........................................      (8,017,342)       (9,224,024)
Class C shares .........................................         (36,827)          (24,164)
Class D shares .........................................            (597)             (712)
                                                            ------------      ------------
   TOTAL DISTRIBUTIONS .................................      (8,133,304)       (9,255,961)
                                                            ------------      ------------
Net increase from transactions in shares of beneficial
  interest .............................................       6,114,827        34,945,345
                                                            ------------      ------------
   NET INCREASE ........................................      17,249,758        37,224,126
NET ASSETS:
Beginning of period ....................................     154,323,955       117,099,829
                                                            ------------      ------------
   END OF PERIOD
  (Including an accumulated net investment loss of
   $689,415 and undistributed net investment income of
   $3,083, respectively) ...............................    $171,573,713      $154,323,955
                                                            ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are charged to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., an affiliate of Morgan Stanley Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $127,000 of which approximately $122,000 has been reimbursed. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.


4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $4,841,950 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $174,028 and $603, respectively and received $1,345 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1999 aggregated $86,631,099 and $88,409,387, respectively.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $11,547 with Morgan Stanley & Co., Inc., an affiliate of the Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $1,000.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                     FOR THE SIX                          FOR THE YEAR
                                                     MONTHS ENDED                            ENDED
                                                   JANUARY 31, 1999                      JULY 31, 1998
                                          ----------------------------------   ----------------------------------
                                                     (unaudited)
                                               SHARES            AMOUNT             SHARES            AMOUNT
                                          ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ..................................          33,753      $     576,818            77,071      $   1,323,814
Reinvestment of distributions .........           4,229             73,535               473              7,061
Redeemed ..............................          (4,356)           (74,913)           (3,432)           (58,689)
                                                 ------      -------------            ------      -------------
Net increase -- Class A ...............          33,626            575,440            74,112          1,272,186
                                                 ------      -------------            ------      -------------
CLASS B SHARES
Sold ..................................       1,100,376         18,053,362         3,642,674         60,041,237
Reinvestment of distributions .........         423,058          7,289,285           553,040          8,234,768
Redeemed ..............................      (1,225,022)       (19,817,409)       (2,117,176)       (35,250,499)
                                             ----------      -------------        ----------      -------------
Net increase -- Class B ...............         298,412          5,525,238         2,078,538         33,025,506
                                             ----------      -------------        ----------      -------------
CLASS C SHARES
Sold ..................................           5,041             80,791            42,555            699,553
Reinvestment of distributions .........           2,093             36,001             1,578             23,504
Redeemed ..............................          (6,243)          (103,240)           (4,433)           (76,116)
                                             ----------      -------------        ----------      -------------
Net increase -- Class C ...............             891             13,552            39,700            646,941
                                             ----------      -------------        ----------      -------------
CLASS D SHARES
Reinvestment of distributions .........              34                597                47                712
                                             ----------      -------------        ----------      -------------
Net increase in Fund ..................         332,963      $   6,114,827         2,192,397      $  34,945,345
                                             ==========      =============        ==========      =============

7. FEDERAL INCOME TAX STATUS

At July 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

TCW/DW TOTAL RETURN TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued

8. SUBSEQUENT EVENT

On February 25, 1999, the Board of Trustees of the Fund recommended that the Fund engage Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), an affiliate of the Manager, to serve as the Funds' new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval. Under the new agreement, MSDW Advisors would be responsible for all the services presently provided by both the Manager and the Adviser. The compensation paid to MSDW Advisors would be equal to the total compensation presently paid to both the Manager and the Adviser.

Additionally, on February 25, 1999, the Board of Trustees recommended that a new sub-advisory agreement between MSDW Advisors and the present Adviser be submitted to shareholders for approval. Under the new sub-advisory agreement, MSDW Advisors would pay the new sub-adviser monthly compensation equal to 40% of the compensation it receives under the new investment management agreement.

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                        FOR THE YEAR ENDED JULY 31,
                                                                           -----------------------------------------------------
                                                         FOR THE SIX
                                                        MONTHS ENDED
                                                     JANUARY 31, 1999++          1998++            1997**             1996
                                                  ------------------------ -----------------  ---------------- ------------------
                                                         (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............            $      16.68         $      16.59  $     12.00        $     11.75
                                                             ------------         ------------  -----------        -----------
Income from investment operations:
 Net investment income (loss) ...................                  (0.08)               (0.08)         0.04               0.15
 Net realized and unrealized gain ...............                   2.19                 1.31          5.81               0.80
                                                             ------------         ------------  -----------         -----------
Total income from investment operations .........                   2.11                 1.23          5.85               0.95
                                                             ------------         ------------  -----------         -----------
Less dividends and distributions from:
 Net investment income ..........................                     --                   --        (0.06)              (0.21)
 Net realized gain ..............................                  (0.89)                (1.14)      (1.20)              (0.49)
                                                             ------------         ------------  -----------         -----------
Total dividends and distributions ...............                  (0.89)                (1.14)      (1.26)              (0.70)
                                                             ------------         ------------  -----------         -----------
Net asset value, end of period ..................            $      17.90         $      16.68  $    16.59          $     12.00
                                                             ============         ============  ===========         ===========
TOTAL RETURN+ ...................................                   12.85 %(1)            8.25 %     51.66 %               8.23 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................                    1.93 %(2)(4)         1.90 %      2.05 %               1.98 %(3)
Net investment income (loss) ....................                   (0.91)%(2)(4)        (0.49)%      0.28 %               1.30 %(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........                $168,835             $152,380    $117,041              $48,524
Portfolio turnover rate .........................                      57 %(1)              93 %       198 %                261 %

                                                      FOR THE PERIOD
                                                    NOVEMBER 30, 1994*
                                                          THROUGH
                                                       JULY 31, 1995
                                                  ----------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............     $     10.00
                                                      ---------------
Income from investment operations:
 Net investment income (loss) ...................            0.21
 Net realized and unrealized gain ...............            1.68
                                                      ---------------
Total income from investment operations .........            1.89
                                                      ---------------
Less dividends and distributions from:
 Net investment income ..........................           (0.14)
 Net realized gain ..............................              --
                                                      ---------------
Total dividends and distributions ...............           (0.14)
                                                      ---------------
Net asset value, end of period ..................     $     11.75
                                                      ===============
TOTAL RETURN+ ...................................           19.04%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................            0.94%(2)(3)
Net investment income (loss) ....................            3.19%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $ 36,018
Portfolio turnover rate .........................              91%(1)

-------------
*     Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Adviser, the above annualized expense and net investment income ratios would have been 2.21% and 1.07%, respectively, for the year ended July 31, 1996 and 2.66% and 1.47%, respectively, for the period ended July 31, 1995.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                    FOR THE PERIOD
                                                             FOR THE SIX           FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED              ENDED            THROUGH
                                                          JANUARY 31, 1999        JULY 31, 1998     JULY 31, 1997
                                                      ------------------------   ---------------   ---------------
                                                             (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............              $16.78            $16.59               $16.07
                                                                -------           -------             --------
Income from investment operations:
 Net investment income (loss) .....................              (0.02)            (0.01)                 0.01
 Net realized and unrealized gain .................               2.21              1.34                  0.51
                                                                -------           -------             --------
Total income from investment operations ...........               2.19              1.33                  0.52
                                                                -------           -------             --------
Less distributions from net realized gain .........              (0.89)            (1.14)                   --
                                                                -------           -------             --------
Net asset value, end of period ....................              $18.08           $16.78                $16.59
                                                                =======           =======             ========
TOTAL RETURN+ .....................................               13.19 %(1)        8.94 %                3.24%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................                1.28 %(2)(3)     1.31 %                1.31%(2)
Net investment income (loss) ......................               (0.26)%(2)(3)    (0.07)%                4.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........              $1,959           $1,254                $   10
Portfolio turnover rate ...........................                  57 %             93 %                 198%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............              $16.66          $ 16.59                $16.07
                                                                -------          --------             --------
Income from investment operations:
 Net investment income (loss) .....................               (0.08)           (0.12)                 0.01
 Net realized and unrealized gain .................                2.18             1.33                  0.51
                                                                -------          --------              -------
Total income from investment operations ...........                2.10             1.21                  0.52
                                                                -------          --------              -------
Less distributions from net realized gain .........               (0.89)           (1.14)                   --
                                                                -------          --------              --------
Net asset value, end of period ....................              $17.87            $16.66                $16.59
                                                                =======          ========              ========
TOTAL RETURN+ .....................................               12.81 %(1)         8.12 %                3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................                2.03 %(2)(3)      2.06 %                2.06%(2)
Net investment income (loss) ......................               (1.01)%(2)(3)     (0.70)%                2.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........              $  767            $  700                $   38
Portfolio turnover rate ...........................                  57 %(1)           93 %                 198%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TOTAL RETURN TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                    FOR THE PERIOD
                                                             FOR THE SIX           FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED              ENDED            THROUGH
                                                          JANUARY 31, 1999        JULY 31, 1998     JULY 31, 1997
                                                      ------------------------   ---------------   ---------------
                                                             (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............              $16.83              $16.59             $16.07
                                                                -------             -------           --------
Income from investment operations:
 Net investment income ............................                --                  0.06               0.01
 Net realized and unrealized gain .................               2.22                 1.32               0.51
                                                                -------             -------           --------
Total income from investment operations ...........               2.22                 1.38               0.52
                                                                -------             -------           --------
Less distributions from net realized gain .........              (0.89)               (1.14)               --
                                                                -------             --------          --------
Net asset value, end of period ....................             $18.16               $16.83             $16.59
                                                                =======             ========          ========
TOTAL RETURN+ .....................................              13.34 %(1)            9.20%              3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................               1.03 %(2)(3)         1.06%              1.06%(2)
Net investment income (loss) ......................              (0.01)%(2)(3)         0.34%              4.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........             $   13               $   11             $   10
Portfolio turnover rate ...........................                 57 %(1)              93%               198%

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

James A. Tilton
Vice President

Thomas K. McKissick
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholdres of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW

  TOTAL RETURN
  TRUST






SEMIANNUAL REPORT
JANUARY 31, 1999